Supplement dated May 1, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for variable annuity contracts

issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

Supplement dated May 1, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for variable annuity contracts

issued by Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

Supplement dated May 1, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for variable universal life policies

issued by Protective Life Insurance Company

Protective Variable Life Separate Account

This Supplement amends certain information in your variable annuity contract or variable universal life policy prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

The Current Expense listed in the “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” or “APPENDIX: FUNDS AVAILABLE UNDER THE POLICY” section of the Prospectus for the Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC is hereby deleted and replaced with 1.05%.

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330 (for variable annuity contracts) or 1-800-265-1545 (for variable universal life policies). Please keep this Supplement for future reference.